Schedule of Prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepaid Expenses And Other Current Assets
Prepaid input VAT		¥ 1,328	¥ 1,141
Prepaid professional expense		447
Others		180	485
Total	$ 267	¥ 1,955	¥ 1,626